CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
SCHEDULE OF CONDENSED BALANCE SHEETS

Condensed balance sheets

	As of December 31,
	2023	2024	2024
	HKD	HKD	US$
Assets
Current assets:
Cash and cash equivalents	-	149,992	19,310
Prepaid expenses and other current assets	-	63,200	8,136
Amount due from a shareholder	9	9	1
Total current assets	9	213,201	27,447

Non-current assets:
Interests in subsidiaries	1,560	1,560	201
Total non-current assets	1,560	1,560	201
TOTAL ASSETS	1,569	214,761	27,648

Liabilities and shareholders’ deficit
Current liabilities:
Amount due to a subsidiary	220,878	542,623	69,857
Total current liabilities	220,878	542,623	69,857
TOTAL LIABILITIES	220,878	542,623	69,857

Shareholders’ deficit
Preferred shares US$0.0001 par value per share; 3,000,000 authorized; nil share issued and outstanding as of December 31, 2023 and 2024 Ordinary shares US$0.0001 par value per share; 300,000,000 authorized; 12,000,000 shares issued and outstanding as of December 31, 2023 and 2024	9	9	1
Accumulated losses	(219,318)	(327,871)	(42,210)
Total shareholders’ deficit	(219,309)	(327,862)	(42,209)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	1,569	214,761	27,648

SCHEDULE OF CONDENSED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS

Condensed statements of loss and comprehensive loss

	For the years ended December 31,
	2022	2023	2024		2024
	HKD’000	HKD’000	HKD’000		US$’000
Legal and professional fee	-	-	(98,545)		(12,687)
General and administrative expenses	(169,010)	(50,308)	(10,008)		(1,288)
Loss before income taxes	(169,010)	(50,308)	(108,553)		(13,975)
Income tax expense	-	-	-		-
Net loss and total comprehensive loss	(169,010)	(50,308)	(108,553	)_	(13,975)

SCHEDULE OF CONDENSED STATEMENTS OF CASH FLOWS

Condensed statements of cash flows

	For the years ended December 31,
	2022	2023	2024	2024
	HKD’000	HKD’000	HKD’000	US$’000
Cash flows from operating activities
Net loss	(169,010)	(50,308)	(108,553)	(13,975)
Changes in operating assets and liabilities
Amount due to a subsidiary	169,010	50,308	321,745	41,421
Prepaid expenses and other current assets	-	-	(63,200)	(8,136)
Net cash generated from (used in) operating activities	-	-	149,992	19,310
Cash flows from investing activities
Cash generated from (used in) investing activities	-	-	-	-
Cash flows from financing activities
Net generated from (used in) financing activities	-	-	-	-
Net increase (decrease) in cash and cash equivalents	-	-	149,992	19,310
Cash and cash equivalents at the beginning of the year	-	-	-	-
Cash and cash equivalents at the end of the year	-	-	149,992	19,310